Advances From Federal Home Loan Bank (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of advances by year of maturity
2012	$ 0	$ 147,000
Weighted average rate in 2012	0.00%	0.57%
2013	27,000	25,000
Weighted average rate in 2013	1.45%	1.54%
2014	0	0
Weighted average rate in 2014	0.00%	0.00%
2015	50,000	50,000
Weighted average rate in 2015	1.83%	1.83%
2016	25,000	25,000
Weighted average rate in 2016	1.57%	1.57%
2017	25,000	0
Weighted average rate in 2017	1.53%	0.00%
Total	$ 127,000	$ 247,000
Weighted Average Rate, Total	1.64%	1.03%